Income Taxes (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)				$ 15.5				$ 13.7
Tax rate before change due to Tax Cuts and Jobs Act of 2017											35.00%
Tax rate after Tax Cuts and Jobs Act of 2017											21.00%
Non-cash capital contribution	$ 2.7	$ (1.5)	$ 1.5		$ 3.5	$ (17.9)	$ 44.6		$ 2.7	$ 30.2	$ 40.0	$ 97.1	$ 0.0
Change in deferred tax regulatory asset/liability due to TCJA				$ 17.0				$ 135.2			17.0	135.2
Unrecognized tax benefits due to uncertainty in timing of deductibility											3.5
Other Additional Capital [Member]
Income Taxes [Line Items]
Non-cash capital contribution	$ 2.7	$ (1.5)	$ 1.5		$ 3.5	$ (17.9)	$ 44.6				$ 40.0	$ 97.1